Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax
Schedule of composition of income tax expense (income)

	Year ended December 31
	2022	2023	2024
Current tax expense	$845	73	397
Deferred tax expenses (income)	(581)	(11)	—
Income tax expense (income)	$264	62	397

Schedule of loss before taxes on income

	Year ended December 31
	2022	2023	2024
Domestic	$(217,330)	(45,319)	(83,768)
Foreign	(12,348)	(11,694)	(15,693)
	$(229,678)	(57,013)	(99,461)

Schedule of deferred tax assets and liabilities

	December 31,
	2023	2024
Carry forward tax losses	$66,434	93,628
Development expenses	10,017	6,464
Unrealized loss on securities	9,046	21,065
Accrued employee costs	442	436
Other	33	—
Deferred tax assets before valuation allowance	85,972	121,593

Less: valuation allowance	(85,972)	(121,593)
Total deferred tax assets	—	—

Deferred tax liabilities:
Other	(75)	—
Deferred tax assets before valuation allowance	$(75)	—

Schedule of reconciliation of corporation tax rate to Company's effective tax rate

	Year ended December 31
	2022	2023	2024

Statutory tax rate in Israel	23%	23%	23%
Nondeductible items	(3)%	(9)%	(4)%
Change in valuation allowance	(20)%	(14)%	(19)%

Income tax expense (income)	—	—	—